Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025
Columbia Disciplined Value Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Average Annual Return, Percent	0.57%	13.21%	8.53%
Columbia Disciplined Value Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Average Annual Return, Percent	4.99%	13.69%	8.36%
Columbia Disciplined Value Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Average Annual Return, Percent	7.00%	14.82%	9.44%
Without Sales Load [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Without Sales Load [Member] | Columbia Disciplined Value Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (excluding sales charges)
Average Annual Return, Percent	6.72%	14.55%	9.17%
Without Sales Load [Member] | Columbia Disciplined Value Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (excluding sales charges)
Average Annual Return, Percent	5.94%	13.69%	8.36%
Russell 1000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Average Annual Return, Percent	16.54%	15.49%	13.38%
Russell 1000® Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Value Index
Average Annual Return, Percent	8.79%	13.18%	9.20%